UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22998

CSOP ETF TRUST

(Exact name of registrant as specified in charter)

2801 – 2803, Two Exchange Square,

8 Connaught Place

Central, Hong Kong

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5688

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1. Report to Stockholders.

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SEMI-ANNUAL REPORT

MARCH 31, 2017 (UNAUDITED)

CSOP ETF TRUST

DISCLOSURE OF FUND EXPENSES
March 31, 2017 (unaudited)

Example

As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 until March 31, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses paid during the period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 10/1/2016	Actual Ending Value 3/31/2017	Hypothetical Ending Account Value 3/31/2017	Actual Expenses Paid During the Period(a)	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
CSOP FTSE China A50 ETF	$1,000.00	$1,048.00	$1,021.44	$3.57	$3.53	0.70%
CSOP MSCI China A International Hedged ETF	$1,000.00	$1,039.10	$1,020.99	$4.02	$3.98	0.79%
CSOP China CSI 300 A-H Dynamic ETF	$1,000.00	$1,046.40	$1,021.19	$3.83	$3.78	0.75%

(a)	Expenses are equal to the Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2017

	Shares	Market Value
Common Stocks – 99.2%
China – 99.2%
Advertising – 1.1%
Focus Media Information Technology Co. Ltd. Class A	36,300	$64,183
Auto Manufacturers – 2.6%
BYD Co. Ltd. Class A	5,600	39,069
Guangzhou Automobile Group Co. Ltd. Class A	3,900	14,879
SAIC Motor Corp. Ltd. Class A	24,889	91,775
		145,723
Banks – 40.1%
Agricultural Bank of China Ltd. Class A	357,900	173,672
Bank of Beijing Co. Ltd. Class A	109,460	152,827
Bank of China Ltd. Class A	213,700	114,876
Bank of Communications Co. Ltd. Class A	203,000	183,741
Bank of Shanghai Co. Ltd. Class A(a)	6,100	21,252
China CITIC Bank Corp. Ltd. Class A	27,638	26,943
China Construction Bank Corp. Class A	91,800	79,223
China Everbright Bank Co. Ltd. Class A	141,300	84,373
China Merchants Bank Co. Ltd. Class A	120,028	334,293
China Minsheng Banking Corp. Ltd. Class A	203,720	250,987
Industrial & Commercial Bank of China Ltd. Class A	218,700	153,786
Industrial Bank Co. Ltd. Class A	139,132	327,667
Ping An Bank Co. Ltd. Class A	73,124	97,421
Shanghai Pudong Development Bank Co. Ltd. Class A	107,447	249,924
		2,250,985
Beverages – 7.4%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,700	46,972
Kweichow Moutai Co. Ltd. Class A	4,547	255,234
Wuliangye Yibin Co. Ltd. Class A	17,700	110,577
		412,783
Coal – 1.0%
China Shenhua Energy Co. Ltd. Class A	20,067	56,443
Commercial Services – 0.5%
Shanghai International Port Group Co. Ltd. Class A	33,500	28,716
Diversified Financial Services – 10.9%
CITIC Securities Co. Ltd. Class A	78,846	184,543
GF Securities Co. Ltd. Class A	25,841	64,161
Guosen Securities Co. Ltd. Class A	12,500	26,478
Guotai Junan Securities Co. Ltd. Class A	34,000	90,150
Haitong Securities Co. Ltd. Class A	60,800	128,967
Huatai Securities Co. Ltd. Class A	26,600	64,964
Shenwan Hongyuan Group Co. Ltd. Class A	56,940	51,290
		610,553

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Electric – 2.1%
China National Nuclear Power Co. Ltd. Class A	40,100	$42,296
China Yangtze Power Co. Ltd. Class A	40,200	77,503
		119,799
Electronics – 1.3%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	16,109	74,659
Engineering & Construction – 3.3%
China Communications Construction Co. Ltd. Class A	14,300	37,209
China Railway Construction Corp. Ltd. Class A	38,500	72,660
China Railway Group Ltd. Class A	56,700	72,574
		182,443
Home Furnishings – 3.1%
Midea Group Co. Ltd. Class A	35,690	172,668
Insurance – 12.4%
China Life Insurance Co. Ltd. Class A	14,945	54,934
China Pacific Insurance Group Co. Ltd. Class A	25,517	101,653
New China Life Insurance Co. Ltd. Class A	5,846	35,833
Ping An Insurance Group Co. of China Ltd. Class A	93,336	501,869
		694,289
Miscellaneous Manufacturer – 2.2%
CRRC Corp. Ltd. Class A	83,930	124,865
Oil & Gas – 2.3%
China Petroleum & Chemical Corp. Class A	96,900	80,809
PetroChina Co. Ltd. Class A	41,700	47,679
		128,488
Real Estate – 5.7%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	20,800	53,186
China State Construction Engineering Corp. Ltd. Class A	121,700	162,667
Greenland Holdings Corp. Ltd. Class A	18,800	21,769
Poly Real Estate Group Co. Ltd. Class A	60,100	83,213
		320,835
Shipbuilding – 1.7%
China Shipbuilding Industry Co. Ltd. Class A(a)	89,400	96,635
Telecommunications – 1.5%
China United Network Communications Ltd. Class A	77,400	84,001
Total Common Stocks (Cost $5,419,101)		5,568,068
Total Investments – 99.2% (Cost $5,419,101)#		5,568,068
Other assets in excess of liabilities – 0.8%		43,145
Total Net Assets – 100.0%		$5,611,213

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) (concluded)
March 31, 2017

#	Cost for federal income tax purposes as of March 31, 2017 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$450,972
Gross unrealized depreciation	(302,005)
Net unrealized appreciation	$148,967

Summary of Investments by Sectorˆ
Financials	63.4%
Industrials	10.6
Consumer Staples	7.3
Consumer Discretionary	5.7
Energy	3.3
Real Estate	2.8
Information Technology	2.5
Utilities	2.1
Telecommunication Services	1.5
Other assets in excess of liabilities	0.8
100.0%

ˆ	As a percentage of total net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2017

	Shares	Market Value
Common Stocks – 99.4%
China – 99.4%
Advertising – 0.2%
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,400	$2,709
Aerospace/Defense – 1.0%
AVIC Aircraft Co. Ltd. Class A	1,400	5,012
AVIC Aviation Engine Corp. PLC Class A	700	3,424
AVIC Helicopter Co. Ltd. Class A	300	2,179
Jihua Group Corp. Ltd. Class A	2,100	2,578
		13,193
Agriculture – 0.3%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,708
Heilongjiang Agriculture Co. Ltd. Class A	900	1,475
Hunan Dakang International Food & Agriculture Co. Ltd. Class A(a)(b)(c)	1,960	997
		4,180
Airlines – 1.3%
Air China Ltd. Class A	3,000	3,613
China Eastern Airlines Corp. Ltd. Class A	3,700	3,693
China Southern Airlines Co. Ltd. Class A	3,800	4,450
Hainan Airlines Co. Ltd. Class A(a)	6,400	3,208
Spring Airlines Co. Ltd. Class A	300	1,514
		16,478
Apparel – 0.1%
Visual China Group Co. Ltd. Class A(a)	400	1,112
Auto Manufacturers – 2.7%
Beiqi Foton Motor Co. Ltd. Class A	3,600	1,710
BYD Co. Ltd. Class A	700	4,884
China Avionics Systems Co. Ltd. Class A	800	2,243
Chongqing Changan Automobile Co. Ltd. Class A	2,000	4,585
FAW CAR Co. Ltd. Class A	800	1,367
Hubei Energy Group Co. Ltd. Class A	2,900	2,069
Pang Da Automobile Trade Co. Ltd. Class A(a)	3,500	1,464
SAIC Motor Corp. Ltd. Class A	3,500	12,906
Zhengzhou Yutong Bus Co. Ltd. Class A	1,200	3,745
		34,973
Auto Parts & Equipment – 1.3%
Fuyao Glass Industry Group Co. Ltd. Class A	1,100	3,614
Huayu Automotive Systems Co. Ltd. Class A	1,100	2,910
Wanxiang Qianchao Co. Ltd. Class A	1,200	2,089
Weichai Power Co. Ltd. Class A	1,600	2,615
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	1,200	3,621
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	700	2,283
		17,132
Banks – 16.1%
Agricultural Bank of China Ltd. Class A	33,800	16,402
Bank of Beijing Co. Ltd. Class A	7,200	10,053

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Banks – 16.1% (continued)
Bank of China Ltd. Class A	21,200	$11,396
Bank of Communications Co. Ltd. Class A	18,700	16,926
Bank of Nanjing Co. Ltd. Class A	3,240	5,658
Bank of Ningbo Co. Ltd. Class A	2,100	5,620
China CITIC Bank Corp. Ltd. Class A	4,200	4,094
China Construction Bank Corp. Class A	5,100	4,401
China Everbright Bank Co. Ltd. Class A	18,900	11,286
China Merchants Bank Co. Ltd. Class A	9,800	27,294
China Minsheng Banking Corp. Ltd. Class A	14,000	17,248
Huaxia Bank Co. Ltd. Class A	4,200	6,889
Industrial & Commercial Bank of China Ltd. Class A	23,200	16,314
Industrial Bank Co. Ltd. Class A	9,800	23,080
Ping An Bank Co. Ltd. Class A	8,160	10,871
Shanghai Pudong Development Bank Co. Ltd. Class A	9,680	22,516
		210,048
Beverages – 4.8%
Beijing Yanjing Brewery Co. Ltd. Class A	1,500	1,634
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	400	5,078
Kweichow Moutai Co. Ltd. Class A	600	33,679
Luzhou Laojiao Co. Ltd. Class A	1,400	8,581
Tsingtao Brewery Co. Ltd. Class A	400	1,904
Wuliangye Yibin Co. Ltd. Class A	2,000	12,495
		63,371
Biotechnology – 0.4%
Hualan Biological Engineering, Inc. Class A	480	2,497
MeiHua Holdings Group Co. Ltd. Class A	3,100	3,297
		5,794
Building Materials – 0.8%
Anhui Conch Cement Co. Ltd. Class A	2,100	6,328
Luxin Venture Capital Group Co. Ltd. Class A	400	1,323
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,500	2,415
		10,066
Chemicals – 1.7%
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	2,200	2,205
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	4,000	2,824
Kingenta Ecological Engineering Group Co. Ltd. Class A	1,800	1,888
Qinghai Salt Lake Industry Co. Ltd. Class A	600	1,603
Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,200	2,975
Tianqi Lithium Industries, Inc. Class A	500	3,138
Wanhua Chemical Group Co. Ltd. Class A	1,200	4,727
Zhejiang Longsheng Group Co. Ltd. Class A	1,800	2,458
		21,818
Coal – 1.1%
China Shenhua Energy Co. Ltd. Class A	2,900	8,157
Jizhong Energy Resources Co. Ltd. Class A	1,900	1,850
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A(a)	1,600	2,062
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,700	2,383
		14,452

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Commercial Services – 0.6%
Dalian Port PDA Co. Ltd. Class A	4,140	$1,864
Eternal Asia Supply Chain Management Ltd. Class A	1,000	1,479
Shanghai International Port Group Co. Ltd. Class A	3,300	2,829
Yingkou Port Liability Co. Ltd. Class A	2,900	1,576
		7,748
Computers – 2.2%
Aisino Corp. Class A	1,000	3,051
BOE Technology Group Co. Ltd. Class A	16,100	8,046
Chengdu Santai Holding Group Co. Ltd. Class A(b)	750	743
Dawning Information Industry Co. Ltd. Class A	300	1,147
DHC Software Co. Ltd. Class A	1,500	4,638
Fujian Newland Computer Co. Ltd. Class A	900	2,700
GRG Banking Equipment Co. Ltd. Class A	600	1,121
Inspur Electronic Information Industry Co. Ltd. Class A	500	1,380
Tsinghua Tongfang Co. Ltd. Class A	1,600	3,173
Venustech Group, Inc. Class A	800	2,304
		28,303
Distribution/Wholesale – 0.5%
Liaoning Cheng Da Co. Ltd. Class A(a)	800	2,054
Minmetals Development Co. Ltd. Class A(a)	500	1,036
Shanghai Jahwa United Co. Ltd. Class A	400	1,752
Sinochem International Corp. Class A	1,100	1,761
		6,603
Diversified Financial Services – 8.6%
Anxin Trust Co. Ltd. Class A	1,980	3,262
Bohai Financial Investment Holding Co. Ltd. Class A(a)	2,700	2,797
Changjiang Securities Co. Ltd. Class A	2,600	3,698
China Merchants Securities Co. Ltd. Class A	2,800	6,619
CITIC Securities Co. Ltd. Class A	4,700	11,001
Dongxing Securities Co. Ltd. Class A	900	2,405
Everbright Securities Co. Ltd. Class A	1,600	3,561
Founder Securities Co. Ltd. Class A	4,400	5,184
GF Securities Co. Ltd. Class A	2,800	6,952
Guosen Securities Co. Ltd. Class A	2,200	4,660
Guotai Junan Securities Co. Ltd. Class A	2,400	6,364
Guoyuan Securities Co. Ltd. Class A	1,100	3,279
Haitong Securities Co. Ltd. Class A	3,900	8,272
Huatai Securities Co. Ltd. Class A	2,600	6,350
Industrial Securities Co. Ltd. Class A	3,560	3,962
Northeast Securities Co. Ltd. Class A	1,300	2,253
Orient Securities Co. Ltd. Class A	2,700	5,758
Pacific Securities Co. Ltd. Class A	3,525	2,371
SDIC Essence Holdings Co. Ltd. Class A	1,300	2,841
Sealand Securities Co. Ltd. Class A	2,250	2,089
Shanghai DZH Ltd. Class A(a)	1,100	992
Shanxi Securities Co. Ltd. Class A	1,200	1,925
Shenwan Hongyuan Group Co. Ltd. Class A	8,910	8,026
Sinolink Securities Co. Ltd. Class A	1,600	3,185
SooChow Securities Co. Ltd. Class A	1,300	2,332

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Diversified Financial Services – 8.6% (continued)
Southwest Securities Co. Ltd. Class A	3,000	$2,707
		112,845
Electric – 3.9%
China National Nuclear Power Co. Ltd. Class A	6,200	6,540
China Yangtze Power Co. Ltd. Class A	7,200	13,881
GD Power Development Co. Ltd. Class A	9,400	4,452
Huadian Power International Corp. Ltd. Class A	4,400	3,222
Huaneng Power International, Inc. Class A	3,700	3,854
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	3,100	1,509
SDIC Power Holdings Co. Ltd. Class A	3,600	3,939
Shanghai Electric Power Co. Ltd. Class A	1,200	2,148
Shenergy Co. Ltd. Class A	2,500	2,274
Shenzhen Energy Group Co. Ltd. Class A	2,100	2,172
Sichuan Chuantou Energy Co. Ltd. Class A	2,300	3,024
Zhejiang Zheneng Electric Power Co. Ltd. Class A	4,700	3,892
		50,907
Electrical Components & Equipment – 1.5%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	300	1,651
Changyuan Group Ltd. Class A	720	1,583
China XD Electric Co. Ltd. Class A	2,800	2,591
Chinese Universe Publishing & Media Co. Ltd. Class A	800	2,593
Dongfang Electric Corp. Ltd. Class A	1,100	1,603
TBEA Co. Ltd. Class A	1,800	2,926
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,100	2,567
Zhejiang Chint Electrics Co. Ltd. Class A	600	1,751
Zhejiang Wanma Co. Ltd. Class A	500	956
Zhongshan Broad Ocean Motor Co. Ltd. Class A	900	1,075
		19,296
Electronics – 2.5%
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,800	2,966
GoerTek, Inc. Class A	800	3,956
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,300	15,294
Han’s Laser Technology Industry Group Co. Ltd. Class A	600	2,290
Luxshare Precision Industry Co. Ltd. Class A	1,050	3,860
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A(b)(c)	2,300	2,763
Unigroup Guoxin Co. Ltd. Class A(b)(c)	300	1,346
		32,475
Energy-Alternate Sources – 0.2%
LONGi Green Energy Technology Co. Ltd. Class A	1,000	2,298
Engineering & Construction – 3.6%
China CAMC Engineering Co. Ltd. Class A	480	1,976
China Communications Construction Co. Ltd. Class A	2,100	5,464
China Gezhouba Group Co. Ltd. Class A	2,400	4,104
China National Chemical Engineering Co. Ltd. Class A	2,700	3,432
China Railway Construction Corp. Ltd. Class A	3,600	6,794
China Railway Group Ltd. Class A	7,400	9,472
Metallurgical Corp. of China Ltd. Class A	6,700	4,945
Power Construction Corp. of China Ltd. Class A	4,000	4,463
Shanghai Construction Group Co. Ltd. Class A	2,640	1,872

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Engineering & Construction – 3.6% (continued)
Shanghai International Airport Co. Ltd. Class A	500	$2,178
Shanghai Tunnel Engineering Co. Ltd. Class A	1,700	2,581
		47,281
Entertainment – 0.6%
Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,400	3,606
Wanda Cinema Line Co. Ltd. Class A	500	4,106
		7,712
Environmental Control – 0.6%
Beijing Capital Co. Ltd. Class A	2,600	1,609
Beijing Orient Landscape & Environment Co. Ltd. Class A	1,250	2,900
Shanghai Environment Group Co. Ltd.(a)	347	1,477
Tus-Sound Environmental Resources Co. Ltd.	400	1,993
		7,979
Food – 1.8%
COFCO Tunhe Sugar Co. Ltd. Class A	1,100	1,798
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,700	5,569
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,000	8,242
Muyuan Foodstuff Co. Ltd. Class A	600	2,371
Shenzhen Agricultural Products Co. Ltd. Class A	900	1,440
Yonghui Superstores Co. Ltd. Class A	4,400	3,516
		22,936
Gas – 0.2%
Beijing SPC Environment Protection Tech Co. Ltd. Class A	1,000	2,813
Hand/Machine Tools – 0.2%
China First Heavy Industries Class A(a)	3,500	2,146
Healthcare-Products – 0.2%
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	440	1,362
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	300	1,398
		2,760
Healthcare-Services – 0.4%
Shanghai RAAS Blood Products Co. Ltd. Class A	1,620	4,839
Holding Companies-Diversified – 0.8%
Avic Capital Co. Ltd. Class A	3,400	3,038
China Baoan Group Co. Ltd. Class A	1,215	1,619
Humanwell Healthcare Group Co. Ltd. Class A	700	2,007
Zhejiang China Commodities City Group Co. Ltd. Class A	2,900	3,337
		10,001
Home Furnishings – 2.4%
Hisense Electric Co. Ltd. Class A	700	1,840
Midea Group Co. Ltd. Class A	3,300	15,965
Qingdao Haier Co. Ltd. Class A	2,900	5,132
Shanghai Oriental Pearl Media Co. Ltd. Class A	1,400	4,584
Sichuan Changhong Electric Co. Ltd. Class A(a)	2,400	1,475
TCL Corp. Class A	5,900	3,026
		32,022

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Insurance – 4.2%
China Life Insurance Co. Ltd. Class A	2,300	$8,454
China Pacific Insurance Group Co. Ltd. Class A	2,900	11,553
New China Life Insurance Co. Ltd. Class A	700	4,291
Ping An Insurance Group Co. of China Ltd. Class A	5,600	30,111
		54,409
Internet – 0.3%
People.cn Co. Ltd. Class A	600	1,450
Searainbow Holding Corp. Class A(a)	500	2,484
		3,934
Iron/Steel – 1.7%
Angang Steel Co. Ltd. Class A(a)	2,700	2,165
Baoshan Iron & Steel Co. Ltd. Class A	8,824	8,346
Gansu Gangtai Holding Group Co. Ltd. Class A	700	1,341
Hesteel Co. Ltd. Class A	5,700	2,990
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	12,900	5,679
Shanxi Taigang Stainless Steel Co. Ltd. Class A(a)	3,000	2,197
		22,718
Leisure Time – 0.5%
AVIC Aero-Engine Controls Co. Ltd. Class A	700	2,500
China International Travel Service Corp. Ltd. Class A	500	4,118
		6,618
Machinery-Construction & Mining – 0.7%
Sany Heavy Industry Co. Ltd. Class A	4,100	4,289
XCMG Construction Machinery Co. Ltd. Class A(a)	3,800	2,247
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,400	2,361
		8,897
Machinery-Diversified – 1.0%
China Shipbuilding Industry Group Power Co. Ltd. Class A(a)	600	2,818
Leo Group Co. Ltd. Class A	1,400	2,953
NARI Technology Co. Ltd. Class A(b)(c)	1,300	3,141
Shanghai Electric Group Co. Ltd. Class A(a)(b)(c)	3,200	3,914
		12,826
Media – 0.8%
China South Publishing & Media Group Co. Ltd. Class A	1,000	2,611
CITIC Guoan Information Industry Co. Ltd. Class A	2,000	2,970
Huawen Media Investment Corp. Class A	1,100	1,734
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A(a)	1,430	2,167
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,100	1,604
		11,086
Metal Fabricate/Hardware – 0.2%
Jiangsu Shagang Co. Ltd. Class A(a)(b)(c)	800	1,874
Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,000	1,581
		3,455

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Mining – 2.4%
Aluminum Corp. of China Ltd. Class A(a)	5,300	$3,581
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,700	2,991
Jiangxi Copper Co. Ltd. Class A	1,100	2,757
Jinduicheng Molybdenum Co. Ltd. Class A(a)	1,400	1,580
Shandong Gold Mining Co. Ltd. Class A	700	3,639
Shandong Nanshan Aluminum Co. Ltd. Class A	3,050	1,449
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,200	1,942
Tongling Nonferrous Metals Group Co. Ltd. Class A(a)	4,700	2,165
Western Mining Co. Ltd. Class A(b)(c)	2,400	2,730
Xiamen Tungsten Co. Ltd. Class A	600	1,877
Zhongjin Gold Corp. Ltd. Class A(a)	1,888	3,215
Zijin Mining Group Co. Ltd. Class A	7,500	3,683
		31,609
Miscellaneous Manufacturer – 1.9%
Anhui Zhongding Sealing Parts Co. Ltd. Class A	600	2,143
CRRC Corp. Ltd. Class A	10,900	16,216
Kangde Xin Composite Material Group Co. Ltd. Class A	1,199	3,331
Shenzhen O-film Tech Co. Ltd. Class A	500	2,750
		24,440
Oil & Gas – 1.5%
China Petroleum & Chemical Corp. Class A	13,100	10,925
PetroChina Co. Ltd. Class A	5,100	5,831
Wintime Energy Co. Ltd. Class A	5,000	2,877
		19,633
Oil & Gas Services – 0.3%
Offshore Oil Engineering Co. Ltd. Class A	2,300	2,550
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	500	1,506
		4,056
Packaging & Containers – 0.1%
Org Packaging Co. Ltd. Class A	1,200	1,431
Pharmaceuticals – 5.2%
Beijing SL Pharmaceutical Co. Ltd. Class A	400	1,499
Beijing Tongrentang Co. Ltd. Class A	800	3,674
China National Accord Medicines Corp. Ltd. Class A	200	2,188
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	500	1,961
Dong-E-E-Jiao Co. Ltd. Class A	400	3,812
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	600	2,482
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	700	1,798
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	1,200	1,381
Harbin Pharmaceutical Group Co. Ltd. Class A(a)	1,270	1,404
Huadong Medicine Co. Ltd. Class A	200	2,692
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,320	10,419
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	500	2,213
Kangmei Pharmaceutical Co. Ltd. Class A	2,300	6,302
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,000	4,100
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	640	1,939
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	500	2,074
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	600	1,556

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Pharmaceuticals – 5.2% (continued)
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	700	$1,617
Tasly Pharmaceutical Group Co. Ltd. Class A	600	3,483
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	720	2,124
Yunnan Baiyao Group Co. Ltd. Class A	500	6,183
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	2,192
Zhejiang NHU Co. Ltd. Class A	600	1,729
		68,822
Pipelines – 0.1%
Guanghui Energy Co. Ltd. Class A(a)	2,700	1,840
Real Estate – 7.1%
Beijing Capital Development Co. Ltd. Class A	1,200	2,101
Beijing Urban Construction Investment & Development Co. Ltd. Class A	900	1,914
China Fortune Land Development Co. Ltd. Class A	1,100	4,357
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,162	8,085
China State Construction Engineering Corp. Ltd. Class A	14,300	19,114
China Vanke Co. Ltd. Class A	5,000	14,950
Financial Street Holdings Co. Ltd. Class A	1,600	2,576
Gemdale Corp. Class A	2,400	3,870
Oceanwide Holdings Co. Ltd. Class A	1,700	2,240
Poly Real Estate Group Co. Ltd. Class A	5,700	7,892
RiseSun Real Estate Development Co. Ltd. Class A	1,800	2,280
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	500	1,279
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,980	6,616
Shanghai SMI Holding Co. Ltd. Class A(a)(b)	1,252	3,764
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	900	2,256
Suning Universal Co. Ltd. Class A	2,500	2,550
Tahoe Group Co. Ltd. Class A	500	1,246
Xinhu Zhongbao Co. Ltd. Class A	3,200	2,273
Youngor Group Co. Ltd. Class A	1,000	2,024
Zhongtian Urban Development Group Co. Ltd. Class A	2,100	2,023
		93,410
Retail – 1.1%
Nanjing Xinjiekou Department Store Co. Ltd. Class A	400	2,127
Shanghai Bailian Group Co. Ltd. Class A(a)	900	2,113
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,000	3,387
Suning Commerce Group Co. Ltd. Class A	3,900	6,119
		13,746
Semiconductors – 0.3%
Sanan Optoelectronics Co. Ltd. Class A	1,920	4,460
Shipbuilding – 1.1%
China CSSC Holdings Ltd. Class A	800	3,289
China Shipbuilding Industry Co. Ltd. Class A(a)	8,800	9,512
CSSC Offshore & Marine Engineering Group Co. Ltd. Class A	400	1,943
		14,744

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Software – 2.1%
Beijing Shiji Information Technology Co. Ltd. Class A	600	$1,882
Hangzhou Liaison Interactive Information Technology Co. Ltd. Class A(a)(b)(c)	1,500	2,835
Hundsun Technologies, Inc. Class A	300	1,842
Iflytek Co. Ltd. Class A	1,300	6,629
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)	1,200	2,249
NavInfo Co. Ltd. Class A	1,050	3,065
Neusoft Corp. Class A	600	1,682
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	400	1,223
Yonyou Network Technology Co. Ltd. Class A	700	1,809
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	3,713
		26,929
Telecommunications – 2.2%
Addsino Co. Ltd. Class A	1,400	3,021
China Spacesat Co. Ltd. Class A	600	2,803
China United Network Communications Ltd. Class A	10,000	10,853
Dr Peng Telecom & Media Group Co. Ltd. Class A	700	2,006
Fiberhome Telecommunication Technologies Co. Ltd. Class A	500	1,791
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	2,047
Guoxuan High-Tech Co. Ltd. Class A	300	1,439
ZTE Corp. Class A	1,800	4,435
		28,395
Toys/Games/Hobbies – 0.2%
Alpha Group Class A	700	2,042
Transportation – 1.7%
China High-Speed Railway Technology Co. Ltd. Class A(a)	1,000	1,270
China Merchants Energy Shipping Co. Ltd. Class A	2,800	2,209
COSCO Shipping Development Co. Ltd. Class A(a)	4,000	2,400
COSCO Shipping Holdings Co. Ltd. Class A(a)	3,800	3,263
Daqin Railway Co. Ltd. Class A	7,100	7,809
Guangshen Railway Co. Ltd. Class A	3,000	2,266
Ningbo Zhoushan Port Co. Ltd. Class A	4,100	3,270
		22,487
Water – 0.1%
Guangdong Golden Dragon Development, Inc. Class A	500	1,706
Total Common Stocks (Cost $1,435,445)		1,299,983
Total Investments – 99.4% (Cost $1,435,445)#		1,299,983
Other assets in excess of liabilities – 0.6%		7,884
Total Net Assets – 100.0%		$1,307,867

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. As of March 31, 2017, the value of these securities amounted to $24,107 or 1.8% of net assets.
(c)	Security has been deemed to be illiquid as of March 31, 2017.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (concluded)
March 31, 2017

#	Cost for federal income tax purposes as of March 31, 2017 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$86,040
Gross unrealized depreciation	(221,502)
Net unrealized depreciation	$(135,462)

Summary of Investments by Sectorˆ
Financials	29.0%
Industrials	17.2
Consumer Discretionary	9.8
Information Technology	7.9
Consumer Staples	7.5
Materials	6.9
Health Care	6.7
Real Estate	5.9
Utilities	4.3
Energy	3.2
Telecommunication Services	1.0
Other assets in excess of liabilities	0.6
100.0%

ˆ	As a percentage of total net assets.

As of March 31, 2017, CSOP MSCI China A International Hedged ETF had open forward foreign currency contracts as described below. The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/(Depreciation)
Contracts to Buy:
Chinese Offshore Renminbi	8,928,209	Brown Brothers Harriman & Co.	$1,296,924	4/6/17	$(2,280)
Chinese Offshore Renminbi	130,293	Brown Brothers Harriman & Co.	18,927	4/6/17	(34)
					(2,314)
Contracts to Sell:
Chinese Offshore Renminbi	101,043	Brown Brothers Harriman & Co.	14,678	4/6/17	14
Chinese Offshore Renminbi	8,957,460	Brown Brothers Harriman & Co.	1,301,173	4/6/17	3,678
Chinese Offshore Renminbi	8,928,209	Brown Brothers Harriman & Co.	1,293,847	5/2/17	2,100
					5,792
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$3,478

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2017

	Shares	Market Value
Common Stocks – 97.5%
China – 97.5%
Advertising – 0.2%
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,100	$2,129
Aerospace/Defense – 0.8%
AVIC Aircraft Co. Ltd. Class A	1,100	3,938
Avic Aviation Engine Corp. PLC Class A	700	3,424
AVIC Helicopter Co. Ltd. Class A	300	2,180
Jihua Group Corp. Ltd. Class A	1,600	1,964
		11,506
Agriculture – 0.3%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,708
New Hope Liuhe Co. Ltd. Class A	2,100	2,456
		4,164
Airlines – 1.1%
Air China Ltd. Class H	4,000	3,238
China Eastern Airlines Corp. Ltd. Class H	6,000	3,552
China Southern Airlines Co. Ltd. Class H	6,000	4,155
Hainan Airlines Co. Ltd. Class A(a)	5,600	2,807
Spring Airlines Co. Ltd. Class A	200	1,009
		14,761
Auto Manufacturers – 2.3%
BYD Co. Ltd. Class H	1,000	5,547
China Avionics Systems Co. Ltd. Class A	500	1,402
Chongqing Changan Automobile Co. Ltd. Class A	2,200	5,044
FAW CAR Co. Ltd. Class A	800	1,367
Great Wall Motor Co. Ltd. Class H	1,500	1,708
Pang Da Automobile Trade Co. Ltd. Class A(a)	4,400	1,841
SAIC Motor Corp. Ltd. Class A	3,100	11,431
Zhengzhou Yutong Bus Co. Ltd. Class A	1,300	4,057
		32,397
Auto Parts & Equipment – 1.3%
Fuyao Glass Industry Group Co. Ltd. Class A	1,400	4,599
Huayu Automotive Systems Co. Ltd. Class A	1,300	3,439
Wanxiang Qianchao Co. Ltd. Class A	1,100	1,915
Weichai Power Co. Ltd. Class A	3,000	4,903
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	900	2,935
		17,791

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Banks – 19.6%
Agricultural Bank of China Ltd. Class H	50,000	$23,038
Bank of Beijing Co. Ltd. Class A	11,880	16,587
Bank of China Ltd. Class H	26,000	12,917
Bank of Communications Co. Ltd. Class H	37,000	28,762
Bank of Nanjing Co. Ltd. Class A	3,600	6,287
Bank of Ningbo Co. Ltd. Class A	1,900	5,085
China CITIC Bank Corp. Ltd. Class H	4,000	2,651
China Construction Bank Corp. Class H	9,000	7,240
China Everbright Bank Co. Ltd. Class H	21,000	10,270
China Merchants Bank Co. Ltd. Class H	13,500	35,705
China Minsheng Banking Corp. Ltd. Class H	33,500	35,786
Huaxia Bank Co. Ltd. Class A	5,100	8,365
Industrial & Commercial Bank of China Ltd. Class H	30,000	19,614
Industrial Bank Co. Ltd. Class A	13,500	31,794
Ping An Bank Co. Ltd. Class A	8,500	11,324
Shanghai Pudong Development Bank Co. Ltd. Class A	8,250	19,190
		274,615
Beverages – 3.7%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	600	7,617
Kweichow Moutai Co. Ltd. Class A	500	28,066
Luzhou Laojiao Co. Ltd. Class A	700	4,291
Wuliangye Yibin Co. Ltd. Class A	1,800	11,245
		51,219
Biotechnology – 0.3%
Hualan Biological Engineering, Inc. Class A	480	2,497
MeiHua Holdings Group Co. Ltd. Class A	1,800	1,914
		4,411
Building Materials – 2.2%
Anhui Conch Cement Co. Ltd. Class A	1,900	5,725
Gree Electric Appliances, Inc. of Zhuhai Class A	4,800	22,107
Luxin Venture Capital Group Co. Ltd. Class A	300	992
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,200	1,932
		30,756
Chemicals – 1.7%
Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A	600	5,454
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	1,000	1,002
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	2,500	1,765
Kingenta Ecological Engineering Group Co. Ltd. Class A	1,200	1,259
Qinghai Salt Lake Industry Co. Ltd. Class A	400	1,068
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,000	2,219

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Chemicals – 1.7% (continued)
Tianqi Lithium Industries, Inc. Class A	600	$3,766
Wanhua Chemical Group Co. Ltd. Class A	1,000	3,939
Zhejiang Longsheng Group Co. Ltd. Class A	2,100	2,868
		23,340
Coal – 0.7%
China Shenhua Energy Co. Ltd. Class H	2,000	4,644
Shaanxi Coal Industry Co. Ltd. Class A(a)	1,800	1,616
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,600	2,243
Yanzhou Coal Mining Co. Ltd. Class H	2,000	1,555
		10,058
Commercial Services – 0.5%
BlueFocus Communication Group Co. Ltd. Class A	1,600	2,122
Eternal Asia Supply Chain Management Ltd. Class A	1,200	1,775
Shanghai International Port Group Co. Ltd. Class A	3,300	2,829
		6,726
Computers – 2.0%
Aisino Corp. Class A	1,100	3,356
BOE Technology Group Co. Ltd. Class A	22,800	11,395
DHC Software Co. Ltd. Class A	800	2,473
GRG Banking Equipment Co. Ltd. Class A	800	1,495
Inspur Electronic Information Industry Co. Ltd. Class A	600	1,656
Leshi Internet Information & Technology Corp. Beijing Class A	900	4,435
Tsinghua Tongfang Co. Ltd. Class A	1,600	3,173
		27,983
Distribution/Wholesale – 0.6%
Liaoning Cheng Da Co. Ltd. Class A(a)	1,200	3,081
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	100	285
Wuchan Zhongda Group Co. Ltd. Class A	1,170	1,809
Xiamen C & D, Inc. Class A	1,700	2,709
		7,884
Diversified Financial Services – 10.0%
Anxin Trust Co. Ltd. Class A	1,980	3,262
Bohai Financial Investment Holding Co. Ltd. Class A(a)	1,800	1,865
Changjiang Securities Co. Ltd. Class A	3,100	4,409
China Merchants Securities Co. Ltd. Class H(a)	3,600	5,514
CITIC Securities Co. Ltd. Class H	9,000	18,533
Dongxing Securities Co. Ltd. Class A	500	1,336
Everbright Securities Co. Ltd. Class H(a)	2,000	3,079
Founder Securities Co. Ltd. Class A	3,900	4,595
GF Securities Co. Ltd. Class H	3,200	6,705
Guosen Securities Co. Ltd. Class A	2,400	5,084

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Diversified Financial Services – 10.0% (continued)
Guotai Junan Securities Co. Ltd. Class A	4,500	$11,932
Guoyuan Securities Co. Ltd. Class A	1,000	2,981
Haitong Securities Co. Ltd. Class H	11,600	19,617
Huatai Securities Co. Ltd. Class H	4,400	8,562
Industrial Securities Co. Ltd. Class A	5,190	5,776
Northeast Securities Co. Ltd. Class A	1,280	2,218
Orient Securities Co. Ltd. Class H(a)	8,000	7,804
Pacific Securities Co. Ltd. Class A	6,870	4,621
SDIC Essence Holdings Co. Ltd. Class A	1,100	2,404
Sealand Securities Co. Ltd. Class A	2,100	1,950
Shanxi Securities Co. Ltd. Class A	1,500	2,406
Shenwan Hongyuan Group Co. Ltd. Class A	5,805	5,229
Sinolink Securities Co. Ltd. Class A	1,800	3,583
SooChow Securities Co. Ltd. Class A	2,300	4,127
Southwest Securities Co. Ltd. Class A	2,700	2,436
		140,028
Electric – 2.5%
China National Nuclear Power Co. Ltd. Class A	4,700	4,957
China Yangtze Power Co. Ltd. Class A	6,300	12,146
GD Power Development Co. Ltd. Class A	11,300	5,352
SDIC Power Holdings Co. Ltd. Class A	3,200	3,501
Shanghai Electric Power Co. Ltd. Class A	1,000	1,790
Shenzhen Energy Group Co. Ltd. Class A	1,200	1,241
Sichuan Chuantou Energy Co. Ltd. Class A	2,100	2,761
Zhejiang Zheneng Electric Power Co. Ltd. Class A	3,900	3,229
		34,977
Electrical Components & Equipment – 0.7%
Chinese Universe Publishing & Media Co. Ltd. Class A	600	1,945
Dongfang Electric Corp. Ltd. Class H	2,000	1,889
TBEA Co. Ltd. Class A	2,400	3,902
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,800	2,711
		10,447
Electronics – 2.0%
China Security & Fire Co. Ltd. Class A(b)(c)	800	2,026
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,300	2,142
GoerTek, Inc. Class A	400	1,978
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,800	8,342
Han’s Laser Technology Industry Group Co. Ltd. Class A	900	3,435
Luxshare Precision Industry Co. Ltd. Class A	750	2,757
Shenzhen Inovance Technology Co. Ltd. Class A	800	2,551
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A(b)(c)	4,100	4,926
		28,157

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Engineering & Construction – 2.4%
China Communications Construction Co. Ltd. Class H	2,000	$2,821
China Gezhouba Group Co. Ltd. Class A	2,700	4,617
China Railway Construction Corp. Ltd. Class H	3,500	4,964
China Railway Group Ltd. Class H	8,000	7,156
Metallurgical Corp. of China Ltd. Class H	8,000	3,048
Power Construction Corp. of China Ltd. Class A	4,000	4,463
Shanghai Construction Group Co. Ltd. Class A	1,920	1,361
Shanghai International Airport Co. Ltd. Class A	800	3,485
Shanghai Tunnel Engineering Co. Ltd. Class A	1,500	2,277
		34,192
Entertainment – 1.0%
Beijing Enlight Media Co. Ltd. Class A	800	1,090
Huayi Brothers Media Corp. Class A	1,798	2,560
Shenzhen Overseas Chinese Town Co. Ltd. Class A	4,000	4,242
Songcheng Performance Development Co. Ltd. Class A	500	1,418
Wanda Cinema Line Co. Ltd. Class A	500	4,106
		13,416
Environmental Control – 0.6%
Beijing Capital Co. Ltd. Class A	1,600	990
Beijing Originwater Technology Co. Ltd. Class A	1,479	3,485
Shanghai Environment Group Co. Ltd.(a)	304	1,294
Tus-Sound Environmental Resources Co. Ltd.	500	2,492
		8,261
Food – 1.8%
COFCO Tunhe Sugar Co. Ltd. Class A	1,000	1,634
Henan Shuanghui Investment & Development Co. Ltd. Class A	900	2,949
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,000	16,484
Shenzhen Agricultural Products Co. Ltd. Class A	900	1,440
Yonghui Superstores Co. Ltd. Class A	4,000	3,196
		25,703
Healthcare-Services – 0.4%
Aier Eye Hospital Group Co. Ltd. Class A	400	1,757
Shanghai RAAS Blood Products Co. Ltd. Class A	1,080	3,226
		4,983
Holding Companies-Diversified – 0.7%
Avic Capital Co. Ltd. Class A	4,800	4,289
China Baoan Group Co. Ltd. Class A	1,485	1,978
Zhejiang China Commodities City Group Co. Ltd. Class A	2,600	2,992
		9,259

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Home Furnishings – 2.9%
Hisense Electric Co. Ltd. Class A	800	$2,103
Midea Group Co. Ltd. Class A	4,450	21,529
Qingdao Haier Co. Ltd. Class A	2,900	5,132
Shanghai Oriental Pearl Media Co. Ltd. Class A	1,900	6,222
Sichuan Changhong Electric Co. Ltd. Class A(a)	3,400	2,089
TCL Corp. Class A	7,000	3,590
		40,665
Insurance – 6.0%
China Life Insurance Co. Ltd. Class H	2,000	6,139
China Pacific Insurance Group Co. Ltd. Class H	3,800	13,719
New China Life Insurance Co. Ltd. Class H	1,200	5,714
Ping An Insurance Group Co. of China Ltd. Class A	11,000	59,147
		84,719
Internet – 1.2%
East Money Information Co. Ltd. Class A	2,300	5,006
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	1,841
Ourpalm Co. Ltd. Class A(b)(c)	1,900	2,440
People.cn Co. Ltd. Class A	600	1,450
Searainbow Holding Corp. Class A(a)	700	3,477
Wangsu Science & Technology Co. Ltd. Class A	500	2,942
		17,156
Iron/Steel – 0.9%
Baoshan Iron & Steel Co. Ltd. Class A	6,828	6,458
Hesteel Co. Ltd. Class A	4,000	2,098
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	9,300	4,094
		12,650
Leisure Time – 0.3%
AVIC Aero-Engine Controls Co. Ltd. Class A	300	1,071
China International Travel Service Corp. Ltd. Class A	400	3,294
		4,365
Machinery-Construction & Mining – 0.7%
Sany Heavy Industry Co. Ltd. Class A	3,600	3,766
XCMG Construction Machinery Co. Ltd. Class A(a)	4,200	2,483
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	6,600	3,542
		9,791
Machinery-Diversified – 0.8%
CITIC Heavy Industries Co. Ltd. Class A	1,100	927
NARI Technology Co. Ltd. Class A(b)(c)	1,500	3,624
Shanghai Electric Group Co. Ltd. Class H(a)	6,000	2,973
Siasun Robot & Automation Co. Ltd. Class A	660	2,072
Tian Di Science & Technology Co. Ltd. Class A	1,600	1,316
		10,912

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Media – 0.8%
Beijing Gehua CATV Network Co. Ltd. Class A	700	$1,540
CITIC Guoan Information Industry Co. Ltd. Class A	2,750	4,083
Huawen Media Investment Corp. Class A	1,700	2,680
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A(a)	780	1,182
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	600	875
Wasu Media Holding Co. Ltd. Class A	200	493
Zhejiang Huace Film & TV Co. Ltd. Class A	640	1,028
		11,881
Metal Fabricate/Hardware – 0.1%
Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,000	1,581
Mining – 2.4%
Aluminum Corp. of China Ltd. Class H(a)	12,000	5,869
China Molybdenum Co. Ltd. Class H	9,000	3,185
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,000	3,519
Jiangxi Copper Co. Ltd. Class H	2,000	3,115
Jinduicheng Molybdenum Co. Ltd. Class A(a)	800	903
Shandong Gold Mining Co. Ltd. Class A	700	3,639
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,300	2,104
Tongling Nonferrous Metals Group Co. Ltd. Class A(a)	6,400	2,948
Zhongjin Gold Corp. Ltd. Class A(a)	1,534	2,612
Zijin Mining Group Co. Ltd. Class H	16,000	5,930
		33,824
Miscellaneous Manufacturer – 2.2%
China International Marine Containers Group Co. Ltd. Class H	1,100	1,880
CRRC Corp. Ltd. Class H	14,000	13,604
Kangde Xin Composite Material Group Co. Ltd. Class A	3,198	8,884
Shenzhen O-film Tech Co. Ltd. Class A	800	4,400
Suzhou Victory Precision Manufacture Co. Ltd. Class A(b)(c)	1,700	1,897
		30,665
Oil & Gas – 1.2%
China Petroleum & Chemical Corp. Class A	11,100	9,257
PetroChina Co. Ltd. Class H	8,000	5,858
Wintime Energy Co. Ltd. Class A	3,300	1,899
		17,014
Oil & Gas Services – 0.2%
Offshore Oil Engineering Co. Ltd. Class A	2,100	2,328
Sinopec Oilfield Service Corp. Class H(a)	4,000	788
		3,116

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Pharmaceuticals – 3.9%
Aurora Optoelectronics Co. Ltd. Class A(a)	500	$2,053
Beijing Tongrentang Co. Ltd. Class A	700	3,215
By-health Co. Ltd. Class A	600	962
Dong-E-E-Jiao Co. Ltd. Class A	500	4,765
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A(a)	2,600	1,696
Huadong Medicine Co. Ltd. Class A	200	2,692
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,200	9,472
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	700	3,099
Kangmei Pharmaceutical Co. Ltd. Class A	2,900	7,946
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,500	5,521
Tasly Pharmaceutical Group Co. Ltd. Class A	700	4,063
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	840	2,478
Yunnan Baiyao Group Co. Ltd. Class A	500	6,183
		54,145
Pipelines – 0.2%
Guanghui Energy Co. Ltd. Class A(a)	3,100	2,112
Real Estate – 7.0%
Beijing Capital Development Co. Ltd. Class A	1,100	1,926
China Fortune Land Development Co. Ltd. Class A	1,300	5,149
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	2,302	5,886
China State Construction Engineering Corp. Ltd. Class A	15,100	20,183
China Vanke Co. Ltd. Class H	10,400	28,109
Financial Street Holdings Co. Ltd. Class A	1,500	2,415
Gemdale Corp. Class A	2,200	3,548
Greenland Holdings Corp. Ltd. Class A	2,400	2,779
Poly Real Estate Group Co. Ltd. Class A	7,100	9,830
RiseSun Real Estate Development Co. Ltd. Class A	1,900	2,407
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	720	2,406
Shanghai SMI Holding Co. Ltd. Class A(a)(b)	1,095	3,292
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	700	1,754
Xinhu Zhongbao Co. Ltd. Class A	3,400	2,415
Youngor Group Co. Ltd. Class A	1,600	3,238
Zhongtian Urban Development Group Co. Ltd. Class A	2,700	2,601
		97,938
Retail – 1.0%
China Grand Automotive Services Co. Ltd. Class A(a)	1,600	2,139
Shanghai Bailian Group Co. Ltd. Class A(a)	700	1,643
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,200	3,143
Suning Commerce Group Co. Ltd. Class A	4,200	6,590
		13,515

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
March 31, 2017

	Shares	Market Value
Semiconductors – 0.4%
Sanan Optoelectronics Co. Ltd. Class A	2,560	$5,947
Shipbuilding – 0.9%
China CSSC Holdings Ltd. Class A	700	2,878
China Shipbuilding Industry Co. Ltd. Class A(a)	8,800	9,512
		12,390
Software – 1.6%
Beijing Shiji Information Technology Co. Ltd. Class A	300	941
Beijing Ultrapower Software Co. Ltd. Class A	1,100	1,514
Hundsun Technologies, Inc. Class A	500	3,069
Iflytek Co. Ltd. Class A	900	4,590
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)	900	1,687
Neusoft Corp. Class A	700	1,963
Shanghai 2345 Network Holding Group Co. Ltd. Class A	400	673
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	500	1,529
Wonders Information Co. Ltd. Class A	700	1,748
Yonyou Network Technology Co. Ltd. Class A	900	2,326
Zhejiang Dahua Technology Co. Ltd. Class A	850	1,972
		22,012
Telecommunications – 1.9%
Beijing Xinwei Technology Group Co. Ltd. Class A(b)(c)	1,100	2,333
China Spacesat Co. Ltd. Class A	600	2,803
China United Network Communications Ltd. Class A	8,100	8,791
Dr Peng Telecom & Media Group Co. Ltd. Class A	1,100	3,153
Guangzhou Haige Communications Group, Inc. Co. Class A	1,700	2,900
ZTE Corp. Class H	4,000	7,341
		27,321
Toys/Games/Hobbies – 0.1%
Alpha Group Class A	500	1,459
Transportation – 1.3%
China Merchants Energy Shipping Co. Ltd. Class A	2,100	1,657
COSCO Shipping Develoment Co. Ltd. Class H(a)	8,000	1,791
COSCO Shipping Holdings Co. Ltd. Class H(a)	7,000	3,207
Daqin Railway Co. Ltd. Class A	5,700	6,269
Guangshen Railway Co. Ltd. Class H	4,000	2,420
Ningbo Zhoushan Port Co. Ltd. Class A	3,700	2,951
		18,295
Water – 0.1%
Guangdong Golden Dragon Development, Inc. Class A	500	1,706
Total Common Stocks (Cost $1,409,436)		1,364,342
Total Investments – 97.5% (Cost $1,409,436)#		1,364,342
Other assets in excess of liabilities – 2.5%		35,113
Total Net Assets – 100.0%		$1,399,455

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. As of March 31, 2017, the value of these securities amounted to $20,538 or 1.5% of net assets.
(c)	Security has been deemed to be illiquid as of March 31, 2017.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (concluded)
March 31, 2017

#	Cost for federal income tax purposes as of March 31, 2017 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$108,053
Gross unrealized depreciation	(153,147)
Net unrealized depreciation	$(45,094)

Summary of Investments by Sectorˆ
Financials	36.0%
Industrials	14.2
Consumer Discretionary	10.7
Information Technology	7.7
Materials	6.2
Consumer Staples	6.1
Real Estate	5.8
Health Care	4.8
Utilities	2.7
Energy	2.4
Telecommunication Services	0.9
Other assets in excess of liabilities	2.5
100.0%

ˆ	As a percentage of total net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2017 (unaudited)

	CSOP FTSE China A50 ETF	CSOP MSCI China A International Hedged ETF	CSOP China CSI 300 A-H Dynamic ETF
ASSETS
Investments in unaffiliated securities, at value	$5,568,068	$1,299,983	$1,364,342
Cash	6,289	1,181	2,165
Foreign currency, at value*	46,617	5,749	35,499
Unrealized appreciation of forward foreign currency exchange contracts	—	5,792	—
TOTAL ASSETS	5,620,974	1,312,705	1,402,006
LIABILITIES
Unrealized depreciation of forward foreign exchange currency contracts	—	2,314	—
Payables:
Management fees	9,761	2,524	2,551
TOTAL LIABILITIES	9,761	4,838	2,551
NET ASSETS	$5,611,213	$1,307,867	$1,399,455
COMPONENTS OF NET ASSETS
Paid-in capital	$8,410,219	$1,714,239	$1,904,788
Accumulated undistributed net investment income (loss)	(35,357)	(6,688)	(10,412)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,912,323)	(267,639)	(449,991)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	148,674	(132,045)	(44,930)
NET ASSETS	$5,611,213	$1,307,867	$1,399,455
NET ASSET VALUE PER SHARE
Net Asset Value	$13.82	$26.16	$27.99
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	405,882	50,002	50,002
COST OF INVESTMENTS
Investments in unaffiliated securities, at cost	$5,419,101	$1,435,445	$1,409,436
Foreign currency, at cost	$40,552	$4,535	$34,061

*	Amount includes cash at other banks for minimum reserve requirements of $6,102, $1,220, $1,220, respectively.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2017 (unaudited)

	CSOP FTSE China A50 ETF	CSOP MSCI China A International Hedged ETF	CSOP China CSI 300 A-H Dynamic ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$2,317	$399	$558
Other income	119	31	35
Less: Foreign taxes withheld	(232)	(40)	(56)
Total Investment Income	2,204	390	537
EXPENSES:
Management fees (See Note 3)	20,664	5,221	5,148
Total Expenses	20,664	5,221	5,148
NET INVESTMENT INCOME (LOSS)	(18,460)	(4,831)	(4,611)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments in unaffiliated securities	(111,612)	(6,618)	(5,734)
Foreign currency transactions	931	(2,160)	(451)
Net realized gain (loss)	(110,681)	(8,778)	(6,185)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	401,388	57,488	72,559
Foreign currency translations	(276)	6,831	192
Net change in unrealized appreciation (depreciation)	401,112	64,319	72,751
NET REALIZED AND UNREALIZED GAIN (LOSS)	290,431	55,541	66,566
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$271,971	$50,710	$61,955

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CSOP FTSE China A50 ETF
	For the Period Ended March 31, 2017 (unaudited)	For the Year Ended September 30, 2016
OPERATIONS:
Net investment income (loss)	$(18,460)	$97,633
Net realized gain (loss) on investments and foreign currency transactions	(110,681)	(2,627,565)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	401,112	716,626
Net increase (decrease) in net assets resulting from operations	271,971	(1,813,306)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(70,343)	(1,564,161)
Total distributions to shareholders	(70,343)	(1,564,161)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	—	38,026,760
Cost of Shares redeemed	(672,795)	(35,447,203)
Net increase (decrease) in net assets from Capital Transactions	(672,795)	2,579,557
Net increase (decrease) in net assets	(471,167)	(797,910)
NET ASSETS
Beginning of period	6,082,380	6,880,290
End of period	$5,611,213	$6,082,380
Includes undistributed net investment income (loss) of:	$(35,357)	$53,446
CHANGES IN SHARES OUTSTANDING
Shares issued	—	2,350,000
Shares redeemed	(50,000)	(2,350,000)
Net increase (decrease) in Shares outstanding	(50,000)	—
Shares Outstanding, Beginning of Period	455,882	455,882
Shares Outstanding, End of Period	405,882	455,882

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CSOP MSCI China A International Hedged ETF
	For the Period Ended March 31, 2017 (unaudited)	For the Period Ended September 30, 2016*
OPERATIONS:
Net investment income (loss)	$(4,831)	$9,951
Net realized gain (loss) on investments and foreign currency transactions	(8,778)	(207,696)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	64,319	(196,364)
Net increase (decrease) in net assets resulting from operations	50,710	(394,109)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(63,186)	—
Total distributions to shareholders	(63,186)	—
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	—	3,000,060 **
Cost of Shares redeemed	—	(1,285,608)
Net increase (decrease) in net assets from Capital Transactions	—	1,714,452
Net increase (decrease) in net assets	(12,476)	1,320,343
NET ASSETS
Beginning of period	1,320,343	—
End of period	$1,307,867	$1,320,343
Includes undistributed net investment income (loss) of:	$(6,688)	$61,329
CHANGES IN SHARES OUTSTANDING
Shares issued	—	100,002 **
Shares redeemed	—	(50,000)
Net increase (decrease) in Shares outstanding	—	50,002
Shares Outstanding, Beginning of Period	50,002	—
Shares Outstanding, End of Period	50,002	50,002

*	Commencement of operations, October 20, 2015.
**	Beginning capital of $60 was contributed from CSOP Asset Management Limited, investment adviser to the Fund, in exchange for 2 Shares of the Fund in connection with commencement of operations.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CSOP China CSI 300 A-H Dynamic ETF
	For the Period Ended March 31, 2017 (unaudited)	For the Period Ended September 30, 2016*
OPERATIONS:
Net investment income (loss)	$(4,611)	$14,350
Net realized gain (loss) on investments and foreign currency transactions	(6,185)	(440,147)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	72,751	(117,681)
Net increase (decrease) in net assets resulting from operations	61,955	(543,478)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,896)	—
Total distributions to shareholders	(23,896)	—
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	—	4,508,255 **
Cost of Shares redeemed	—	(2,603,381)
Net increase (decrease) in net assets from Capital Transactions	—	1,904,874
Net increase (decrease) in net assets	38,059	1,361,396
NET ASSETS
Beginning of period	1,361,396	—
End of period	$1,399,455	$1,361,396
Includes undistributed net investment income (loss) of:	$(10,412)	$18,095
CHANGES IN SHARES OUTSTANDING
Shares issued	—	150,002 **
Shares redeemed	—	(100,000)
Net increase (decrease) in Shares outstanding	—	50,002
Shares Outstanding, Beginning of Period	50,002	—
Shares Outstanding, End of Period	50,002	(50,002)

*	Commencement of operations, October 20, 2015.
**	Beginning capital of $60 was contributed from CSOP Asset Management Limited, investment adviser to the Fund, in exchange for 2 Shares of the Fund in connection with commencement of operations.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

FINANCIAL HIGHLIGHTS

Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:

	For the Period Ended March 31, 2017 (unaudited)		For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*
NET ASSET VALUE, Beginning of Period	$13.34		$15.09	$17.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.04)		0.13	0.17
Net realized and unrealized gain (loss)	0.67		0.50 (b)	(2.08	)(b)
Total income (loss) from operations	0.63		0.63	(1.91)
Less Distributions From:
Net investment income	(0.15)		(2.38)	—
Total distributions	(0.15)		(2.38)	—
NET ASSET VALUE, End of Period	$13.82		$13.34	$15.09
MARKET VALUE, End of Period	$13.85		$13.52	$14.93
NET ASSET VALUE, Total Return(c)	4.80%		3.07%	(11.24)%
MARKET PRICE, Total Return(d)	3.65%		5.58%	(12.18)%
Net Assets, End of Period (thousands)	$5,611		$6,082	$6,880
Ratios of Average Net Assets:
Total Expenses	0.70	%**	0.70%	0.99	%**
Net Expenses	0.70	%**	0.69%	0.99	%**
Net Investment Income (Loss)	(0.62	)%**	0.95%	1.44	%**
Portfolio Turnover Rate(e)	10%		410%	266%

*	Commencement of operations, March 10, 2015.
**	Annualized.
(a)	Per share amounts have been calculated using the Average Shares Method.
(b)	Amounts disclosed do not appear consistent with the numbers shown for these captions on the Statement of Operations and Statement of Changes in Net Assets due to the timing of subscriptions and redemptions.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(d)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

FINANCIAL HIGHLIGHTS

Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:

	For the Period Ended March 31, 2017 (unaudited)		For the Period Ended September 30, 2016*
NET ASSET VALUE, Beginning of Period	$26.41		$30.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)		0.13
Net realized and unrealized gain (loss)	1.11		(3.72)
Total income (loss) from operations	1.01		(3.59)
Less Distributions From:
Net investment income	(1.26)		—
Total distributions	(1.26)		—
NET ASSET VALUE, End of Period	$26.16		$26.41
MARKET VALUE, End of Period	$26.19		$26.37
NET ASSET VALUE, Total Return(b)	3.91%		(11.97)%
MARKET PRICE, Total Return(c)	3.82%		(12.10)%
Net Assets, End of Period (thousands)	$1,308		$1,320
Ratios of Average Net Assets:
Net Expenses.	0.79	%**	0.79%**
Net Investment Income (Loss)	(0.73	)%**	0.49%**
Portfolio Turnover Rate(d)	3%		70%

*	Commencement of operations, October 20, 2015.
**	Annualized.
(a)	Per share amounts have been calculated using the Average Shares Method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

FINANCIAL HIGHLIGHTS

Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:

	For the Period Ended March 31, 2017 (unaudited)		For the Period Ended September 30, 2016*
NET ASSET VALUE, Beginning of Period	$27.23		$30.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.09)		0.14
Net realized and unrealized gain (loss)	1.33		(2.91)
Total income (loss) from operations.	1.24		(2.77)
Less Distributions From:
Net investment income	(0.48)		—
Total distributions	(0.48)		—
NET ASSET VALUE, End of Period	$27.99		$27.23
MARKET VALUE, End of Period	$27.66		$27.14
NET ASSET VALUE, Total Return(b)	4.64%		(9.23)%
MARKET PRICE, Total Return(c)	3.67%		(9.53)%
Net Assets, End of Period (thousands)	$1,399		$1,361
Ratios of Average Net Assets:
Net Expenses.	0.75	%**	0.75%**
Net Investment Income (Loss)	(0.67	)%**	0.53%**
Portfolio Turnover Rate(d)	4%		111%

*	Commencement of operations, October 20, 2015.
**	Annualized.
(a)	Per share amounts have been calculated using the Average Shares Method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2017

1. Organization

CSOP ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three investment portfolios: the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF (each a “Fund” and collectively, the “Funds”). Each Fund is classified as “diversified,” and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.

The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of an index. The Funds track the following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index, the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index and the CSOP China CSI 300 A-H Dynamic ETF tracks the performance of the CSI 300 Smart Index (each an “Index” and collectively, the “Indices”).

CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).

The Net Asset Value (the “NAV”) of the Funds’ shares is calculated each day the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (generally 4:00 PM Eastern Standard Time (“EST”)). The Funds’ NAV-per-share is calculated by dividing the Funds’ net assets by the number of Fund shares outstanding.

The Funds are exchange-traded funds (“ETFs”), which trade like other publicly traded securities. The Funds are designed to track their respective Indices. Shares of the Funds are listed and traded on NYSE Arca (the “Exchange”). Each share of a Fund represents partial ownership in an underlying portfolio of securities intended to track the designated market index. Shares of the Funds may be purchased or redeemed directly from the Funds at the NAV solely by certain large institutional investors called Authorized Participants (“APs”) who have entered into agreements with the Funds’ distributor, ALPS Distributors, Inc. (“ALPS”).

Under the Trust’s organizational documents, the Board of Trustees (the “Board”) and the Trust’s officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors and other parties, which contracts provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be, but have not yet been made against the Funds. However, the Funds expect the risk of loss from such claims to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies utilized by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for registered investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

a. Basis of Presentation

The accompanying financial statements were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

b. Investment Valuation

The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (“Procedures”) duly approved by the Board. Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2017

2. Summary of Significant Accounting Policies  – (continued)

based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and ETFs that are affiliated persons of the Adviser are valued at the investment company’s or ETF’s applicable NAV. Redeemable securities issued by unaffiliated investment companies and ETFs are valued as equity securities. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the prevailing exchange rates at 3:00pm Hong Kong time on the date of valuation as provided by a Board-approved independent pricing service. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.

In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to be unreliable, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee will make each fair value determination based on all relevant factors, which may include among other things: (i) price comparisons among multiple sources; (ii) a review of corporate actions and news events; (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices); and (iv) if applicable, certain other factors specifically relevant to the China A-Share market. Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ respective Indices. This may result in a difference between the Funds’ performance and the performance of the Funds’ Indices, also known as “tracking error.”

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2017

2. Summary of Significant Accounting Policies  – (continued)

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2017, for the Funds based upon the three levels defined above:

CSOP FTSE China A50 ETF

As of March 31, 2017	Total	Level 1	Level 2	Level 3
Common Stocks	$5,568,068	$5,568,068	$—	$—
Total Investments, at value	$5,568,068	$5,568,068	$—	$—

CSOP MSCI China A International Hedged ETF

As of March 31, 2017	Total	Level 1	Level 2	Level 3
Common Stocks	$1,299,983	$1,275,876	$4,507	$19,600
Total Investments, at value	$1,299,983	$1,275,876	$4,507	$19,600
Other Financial Instruments
Forward Foreign Currency Contracts	$3,478	$—	$3,478	$—
Total Other Financial Instruments	$3,478	$—	$3,478	$—

CSOP China CSI 300 A-H Dynamic ETF

As of March 31, 2017	Total	Level 1	Level 2	Level 3
Common Stocks	$1,364,342	$1,343,804	$3,292	$17,246
Total Investments, at value	$1,364,342	$1,343,804	$3,292	$17,246

Please refer to the Schedules of Investments to view equity securities segregated by industry type. The Funds disclose transfers between levels based on valuations at the end of the reporting period. For the period ended March 31, 2017, there were the following transfers: four securities transferred from Level 1 to Level 3, with a market value of $8,214, nine securities transferred from Level 3 to Level 1, with a market value of $37,194, and one security transferred from Level 3 to Level 2, with a market value of $3,764, for CSOP MSCI China A International Hedged ETF; for CSOP China CSI 300 A-H Dynamic ETF, there were three securities transferred from Level 1 to Level 3, with a market value of $8,397, eight security transfers from Level 3 to Level 1, with a market value of $43,294, and one security transfer from Level 3 to Level 2, with a market value of $3,292. There were no transfers between levels for CSOP FTSE China A50 ETF.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2017

2. Summary of Significant Accounting Policies  – (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2017. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

CSOP MSCI China A International Hedged ETF

Common Stocks
Balance as of September 30, 2016	$50,920
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	2,410
Purchases	2,481
(Sales)	(3,467)
Transfer In	8,214
Transfer Out	(40,958)
Balance as of March 31, 2017	$19,600
Change in unrealized appreciation (depreciation) from investments held as of March 31, 2017*	$2,410

CSOP China CSI 300 A-H Dynamic ETF

Common Stocks
Balance as of September 30, 2016	$47,932
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,810
Purchases	5,988
(Sales)	(2,295)
Transfer In	8,397
Transfer Out	(46,586)
Balance as of March 31, 2017	$17,246
Change in unrealized appreciation (depreciation) from investments held as of March 31, 2017*	$3,810

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

The valuation techniques and significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 securities are outlined in the tables below:

CSOP MSCI China A International Hedged ETF

	Fair Value as of March 31, 2017	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$19,600	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2016) High – 0% (3/31/2017)

CSOP China CSI 300 A-H Dynamic ETF

	Fair Value as of March 31, 2017	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$17,246	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2016) High – 0% (3/31/2017)

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2017

2. Summary of Significant Accounting Policies  – (continued)

A change to the unobservable inputs of the Funds’ Level 3 securities may result in changes to the fair value measurement, as follows:

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Adjustments to prior transactions	Increase	Decrease

The following is a summary of fair value amounts of derivative instruments on CSOP MSCI China A International Hedged ETF’s Statement of Assets and Liabilities as of March 31, 2017:

Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	Unrealized appreciation of forward foreign currency contracts	$5,792	Unrealized depreciation of forward foreign currency contracts	$2,314

The following is a summary of the location of realized gains and losses and change in unrealized appreciation and depreciation of derivative instruments on CSOP MSCI China A International Hedged ETF’s Statement of Operations for the period ended March 31, 2017.

Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Location of Gain (Loss) On Derivatives	Net Realized Loss	Net Increase (Decrease) In Unrealized Appreciation (Depreciation)
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	Net realized and unrealized gain (loss) on investments and foreign currency transactions	$(1,492)	$6,906

The average notional amount of forward foreign currency contracts during the period ended March 31, 2017 on CSOP MSCI China A International Hedged ETF, was as follows:

Notional Amount
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	$2,689,285

c. Foreign Currency Translations

The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2017

2. Summary of Significant Accounting Policies  – (continued)

d. Investment Transactions and Income

For financial reporting purposes, portfolio security transactions are reported on the trade date. However, for the daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date.

Dividend income is recorded on the ex-dividend date or as soon as information is available to the Funds, net of foreign taxes withheld, if any. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

e. Dividends and Distributions

Each Fund intends to distribute its net investment income, if any, to investors annually and to distribute net realized capital gains, if any, annually. The Funds may also pay dividends and distributions at other times, if necessary to comply with the distribution requirements of the Internal Revenue Code (the “Code”), as amended. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary to preserve the Funds’ eligibility for treatment as a registered investment company (“RIC”) under the Code.

f. Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.

The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Funds’ Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

g. Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in each Fund’s respective Schedule of Investments.

h. Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.

i. Federal Income Tax

It is the policy of the Funds to qualify as RICs under Subchapter M of the Code and to distribute substantially all of their net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provisions are required as long as the Funds qualify as RICs.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2017

2. Summary of Significant Accounting Policies  – (continued)

As of and during the period ended March 31, 2017, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.

The Funds follow ASC 740 (Income Taxes) which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

3. Transactions with Affiliates

a. Investment Advisory Agreement

The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs, as well as other administrative matters.

For its services to the Funds during the period ended March 31, 2017, the Funds paid the Adviser a management fee, which was calculated daily and paid monthly at an annual rate of 0.70%, 0.79% and 0.75%, respectively, of average daily net assets of the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF, respectively.

Under the Investment Advisory Agreement, the Adviser has agreed to pay generally all expenses of the Funds. The Adviser is not responsible for, and the Funds will bear the cost of interest expenses, taxes, brokerage expenses, and other expenses connected with the execution of the portfolio securities transactions, distribution fees, if any, and extraordinary expenses.

The Funds have contractually agreed to reduce management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by the Funds from investments in affiliated funds advised by the Adviser listed on the Hong Kong Stock Exchange with similar investment strategies. During the period ended March 31, 2017, there were no transactions with affiliated parties.

b. Distribution Agreement

ALPS Distributors, Inc. (“ALPS”), a Colorado Corporation, is the principal underwriter and distributor of the Funds’ shares. ALPS does not maintain any secondary market in Fund shares. The Adviser or ALPS, or an affiliate of the Adviser or ALPS, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and their clients. These amounts, which may be significant, are paid by the Adviser and/or ALPS from their own resources and not from the assets of the Funds.

c. Other Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Brown Brothers Harriman & Co. (“BBH”) serves as administrator, transfer agent and dividend disbursing agent for the Funds pursuant to an Administrative Services Agreement. BBH also serves as the custodian of the Funds pursuant to a Custodian Agreement.

Chief Compliance Officer, Treasurer and Principal Financial Officer

Foreside Fund Officer Services, LLC provides the Funds with a Chief Compliance Officer and Foreside Fund Management Services, LLC provides the Funds with a Treasurer and Principal Financial Officer.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2017

3. Transactions with Affiliates  – (continued)

d. Related Party Investments

The Funds are permitted to enter into forward foreign currency contracts and time deposits with BBH, a related party to the Administrator, Custodian and Transfer Agent. All forward foreign currency contracts with BBH as of March 31, 2017, have been disclosed in the Schedules of Investments. As of March 31, 2017, the Funds did not have open time deposits with BBH.

4. Capital Share Transactions

The Funds’ offer and redeem shares on a continuous basis at the NAV only in large blocks of 50,000 shares “Creation Unit”. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain APs. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant. In each case, the AP must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Shares of the Funds will be listed and traded on the Exchange on each day that it is open for business (“Business Day”). Individual Fund shares may be purchased and sold on the Exchange or other secondary markets through a broker-dealer or other intermediary. Because the Funds’ shares trade at market prices rather than at their NAV, shares may trade at a price equal to the NAV, greater than the NAV (premium) or less than NAV (discount).

Retail investors will not qualify as APs. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase or sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. Investment Transactions

During the period ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Fund	Purchases	Sales
CSOP FTSE China A50 ETF	$607,088	$1,384,266
CSOP MSCI China A International Hedged ETF	—	32,788
CSOP China CSI 300 A-H Dynamic ETF	59,388	91,707

6. Principal Risks

As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short-term or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Funds to risks specific to China. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time, be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in,

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2017

6. Principal Risks  – (continued)

among other things, a greater risk of stock market fluctuations, interest rate fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.

Risk of Investments in A-Shares

The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Indices, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Foreign Institutional Investor (“RQFII”) quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of the Funds’ shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of their A-Share holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.

The Chinese government may intervene in the A-Share market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, including a number of securities held by the Fund. If the trading in a significant number of the Funds’ A-Share holdings is halted or suspended, the Funds’ portfolios could become illiquid. In such event, the Funds may have difficulty selling their portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when they otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to “fair value” a portion of their portfolio holdings. In such case, the determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.

Risk of Investment and Repatriation Restrictions

Investments by the Funds in the People’s Republic of China (“China” or the “PRC”) securities are subject to governmental pre-approval limitations on the quantity that the Funds may purchase, as well as limits on the classes of securities in which the Funds may invest. Repatriations by holders of RQFII quotas are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that the PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the Funds’ portfolio investments may have an adverse effect on the Funds’ performance and the Funds’ ability to meet redemption requests.

A-Shares Tax Risk

The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2017

6. Principal Risks  – (continued)

the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have adverse impact on the Funds’ performance.

Risk of Investing Through Shanghai-Hong Kong Stock Connect

The Funds may invest in China A-Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily investment quotas designed to limit the maximum daily net purchase on any particular day apply to all participants in the Shanghai-Hong Kong Stock Connect program. These daily investment quotas may restrict or preclude the ability of the Fund to invest in securities obtained via the program.

Authorized Participant Concentration Risk

Only an AP (as defined in note 4. Capital Share Transactions) may engage in creation or redemption transactions directly with the Funds. The Funds have arrangements with a limited number of institutions that serve as AP. To the extent that one or more of these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other AP is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

Concentration Risk

To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences.

Costs of Buying or Selling Fund Shares

Investors buying or selling shares in the secondary market will normally pay brokerage commissions or other fees which have the effect of reducing their Fund returns. These fees are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares.

Custody Risk

Less developed markets such as China are more likely to experience problems with the clearance and settlement of trades and the holding of securities by local banks, agents and depositories. Local agents are held only to the standards of care of their local markets, and in general, the less developed a country’s securities markets are, the greater the likelihood of custody and settlement problems.

Applicable PRC regulations require that the A-Shares purchased for the Funds by the Adviser may be credited to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may similarly credit all non-A-Share securities to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may not use the account for any purpose other than maintaining the Funds’ assets. However, given that the securities trading account will be maintained in the joint names of the Adviser and the Funds, the Funds’ assets may not be as well-protected as they would be if it were possible for them to be registered and held solely in the name of the Funds. In particular, there is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and not the Funds, and that a court would uphold such an assertion. If this were to occur, creditors of the Adviser could seize assets of the Funds, resulting in potentially substantial losses to the Funds and Funds’ investors.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2017

6. Principal Risks  – (continued)

Derivatives Risk

The Funds may invest in derivatives. Examples of derivatives include forward currency contracts, futures contracts and options contracts. Derivatives are subject to a number of risks, including market, correlation, leverage and interest rate risks. Derivatives may experience dramatic price changes and imperfect correlations between the price of the derivative contract and the underlying assets, rates, indices or other indicators, which may increase the Funds’ volatility and have a negative impact on the Funds’ returns.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Equity Securities Risk

An investment in the Funds involve risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value, and their values may go up or down significantly and without warning.

Financial Sector Risk

The Indices, and thus the Funds, may be concentrated (i.e., invest more than 25% of their assets) in the financial sector. Companies in the financial sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Greater Chinese governmental involvement in the financial sector poses additional risks for investors, including the risk of appropriation or seizure by the Chinese government and the risk of abrupt changes in government policy or regulation.

Hong Kong Political Risk

Although China has expressed its commitment to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (i.e., is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue. Because the CSOP China CSI 300 A-H Dynamic ETF’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.

Index Tracking Error Risk

As with other index funds, the performance of the Funds may vary from the performance of the Indices as a result of each Fund’s respective fees and expenses, the use of representative sampling, brokerage and transaction costs, the effect of Chinese taxes, and other factors. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions they represent of the Indices, due to legal restrictions or limitations imposed by the Chinese government or a lack of liquidity on stock exchanges in which such securities trade.

International Closed Market Trading Risk

Because the Funds’ underlying securities trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2017

6. Principal Risks  – (continued)

Large-Capitalization Securities Risk

The Funds’ investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Funds will be subject to the risk that large-capitalization issuers, and thus the Funds’ portfolios, may underperform other segments of the Chinese equity market or the equity market as a whole.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably The Funds’ NAVs and market prices, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from their stated objective, and you could lose money.

Mid-Capitalization Securities Risk

The CSOP MSCI China A International Hedged ETF’s investments are expected to include securities of mid-capitalization issuers. Compared to large-capitalization issuers, mid-capitalization issuers may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Non-U.S. Currency Risk

The Funds’ assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Funds will be denominated primarily in Chinese Renminbi (“RMB”) whereas the Funds’ reference currency is the U.S. dollar. As a result, the Funds’ performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Shares must be settled in RMB, limitations of the supply of RMB may adversely affect the Funds’ operations. There is no assurance that the Funds will continue to have access to sufficient amounts of RMB to remain fully invested.

Non-U.S. Securities Risk

Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Passive Investment Risk

The Funds are not actively managed, and therefore will not sell securities due to current or projected underperformance of the security, industry or sector.

Risk of Cash Transactions

Unlike some ETFs, the Funds expect to effect creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that transact in-kind.

Secondary Market Trading Risk

Trading in the Funds’ shares may be halted by the Exchange, or any other exchange on which the Funds’ shares are traded because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Shares of the Fund May Trade at Prices Other than NAV

Although market prices for the Funds’ shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher or lower than the NAVs of such shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2017

6. Principal Risks  – (continued)

Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

7. Beneficial Ownership

Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.

8. Federal Income Taxes

Each Fund intends to qualify and elect to be treated as a separate RIC under Subchapter M of the Code. To qualify and maintain their tax status as a regulated investment company, the Funds must meet annually certain income and asset diversification requirements and must distribute annually at least 90 percent of their “investment company taxable income” (which includes dividends, interest and net short-term capital gains).

As RICs, the Funds generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that a Fund distributes to its shareholders. If a Fund fails to qualify as a RIC for any year, (subject to certain curative measures allowed by the Code) the Fund is subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily due to the tax deferral of losses on wash sales and investments in passive foreign investment companies (PFIC).

9. Subsequent Events

In preparing the financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events, except as set forth above, which would require disclosure in the Funds’ financial statements through this date.

OTHER INFORMATION (unaudited)

Proxy Voting Information

A description of CSOP ETF Trust’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.csopasset.us or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-844-209-2937.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-844-209-2937 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

CSOP ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.csopasset.us.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

APPROVAL OF MANAGEMENT AGREEMENT (unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), a fund’s investment advisory agreement must be approved both by the fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto, as defined in the 1940 Act (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on December 15, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of CSOP ETF Trust (the “Trust”), including the Independent Trustees of the Trust, considered the proposed approval of the continuation of the amended and restated investment advisory agreement (the “Advisory Agreement”) between the Trust and CSOP Asset Management Limited (the “Adviser”), on behalf of the CSOP China FTSE A50 ETF (“FTSE A50 ETF”), CSOP MSCI China A International Hedged ETF (“MSCI International ETF”) and CSOP CSI China A-H Dynamic ETF (“CSI Dynamic ETF”) (each a “Fund” and collectively, the “Funds”). Under the Advisory Agreement, the Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Funds’ respective investment objectives and policies, among other services. In preparation for the Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Advisory Agreement and the services provided thereunder. The Trustees considered this information, as well as information presented during the Meeting and information they received throughout the year as part of their regular oversight of the Funds to determine whether to approve the continuation of the Advisory Agreement. The Board received information relating to, among other topics, (i) the nature, extent and quality of the services provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices and investment strategies; (v) the Funds’ advisory fees and overall fees and operating expenses compared with a peer group of funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s investment performance with respect to the Funds; and (viii) the level of the Adviser’s and its affiliates’ profitability from Fund-related operations. The Board also reviewed a memorandum from legal counsel to the Trust (“Fund Counsel”) detailing the duties and responsibilities of the Trustees under the 1940 Act and under applicable state law, with respect to their consideration of the Advisory Agreement.

Representatives of the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Meeting to help the Trustees evaluate the information provided and the Adviser’s services, fees and other aspects of the Advisory Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

The following is a summary of the factors the Board considered in making its determination to approve the continuation of the Advisory Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board concluded that the fees paid by the Funds to the Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Adviser.

Nature, Extent and Quality of Services Provided by the Adviser

With respect to the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, the Board evaluated, among other things, the Adviser’s business, financial resources, quality and quantity of investment personnel, experience, past performance, its expertise with respect to investing in China, Fund risk management processes, brokerage practices, and the adequacy of its compliance systems and processes. The Board reviewed the scope of services to be provided by the Adviser under the Advisory Agreement and noted there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

APPROVAL OF MANAGEMENT AGREEMENT (unaudited) (continued)

Fund Performance

At the Meeting, and throughout the year, the Board received and reviewed detailed performance information for the Funds. As part of its annual review process, the Board considered statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund and comparisons of each Fund’s information to that of peer funds. The Board reviewed the comparative information and discussed the positioning of each Fund relative to its peers with the Adviser. The Board considered each Fund’s short-term and long-term investment performance over various periods of time as compared to each Fund’s benchmark and the tracking error experienced during those periods. With respect to FTSE A50 ETF, the Board discussed with the Adviser the differences between the Fund and its peer funds, noting, for example, the differences in principal investment strategies. The Board also noted the outperformance of the Fund since inception, year-to-date and over the one-year period. With respect to MSCI International ETF, the Board noted the Fund’s general outperformance in comparison to its peer funds and benchmark, since inception and year-to-date. With respect to the CSI Dynamic ETF, the Board noted the Fund’s moderate underperformance in comparison to its benchmark, and considered the Fund’s unique nature and the lack of a relative peer group. The Board further noted it would continue to monitor the Fund’s performance. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Adviser.

Costs of Services Provided and Profitability

With respect to each of the Funds, the Board discussed the advisory fee, presented as a percentage of each Fund’s average daily net assets, charged relative to the scope of proposed services to be rendered by the Adviser. The Board reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Advisory Agreement for the last year. The Board noted that the Adviser had contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, extraordinary expenses, distribution fees, and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board discussed fees charged by comparable ETFs and reviewed information provided by the Adviser showing the advisory fee for each Fund as compared to those of its peer funds. The Board reviewed assumptions made by the Adviser with regard to the anticipated assets under management for each Fund over the next year. The Board noted that each Fund’s advisory fee was within the range of, and in some instances lower than, the advisory fees paid by the peer funds presented by the Adviser. The Board concluded that, based on its review, the fees for each of the Funds appeared reasonable in relation to the assumptions made by the Adviser and the fees charged and services provided.

The Board also reviewed information regarding the direct revenue received by the Adviser and ancillary revenue, if any, received by the Adviser and/or its affiliates in connection with the services provided to the Funds by the Adviser and/or its affiliates. The Board also discussed the costs of services provided and the Adviser’s profit margin, including the expense allocation methodology used in the Adviser’s profitability analysis. The Board noted that the Adviser pays the Funds’ fees by way of a unitary fee, and at the time of the Meeting the Adviser had not realized a profit from the management of the Funds. The Board also considered the effect of fall-out benefits to the Adviser such as the increased brand recognition in the United States in relation to the management of the Funds. In light of the costs of providing services pursuant to the Agreement as well as the Adviser’s commitment to the Funds, the Board concluded the ancillary benefits that the Adviser received are reasonable. The Board further concluded that the profit to the Adviser on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Adviser.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are shared with the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Adviser. The Board noted the existence of expense limitation agreements for each Fund, pursuant to which the Adviser agrees to limit the expenses of each Fund to its stated management fee. The Board also noted that the Advisory Agreement does not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board noted the Adviser’s assertion that future economies of scale had been taken into consideration by fixing the Funds’ management fees at competitive levels, effectively sharing the benefits of lower fees with the Funds and their shareholders from inception. The Board also acknowledged the Adviser’s representation that the Funds have not yet achieved economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted in the future.

APPROVAL OF MANAGEMENT AGREEMENT (unaudited) (concluded)

Approval of the Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the continuation of the Advisory Agreement for another one-year term. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SUPPLEMENTAL INFORMATION (unaudited)

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the last sale price on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency and distributions of premiums and discounts for each of the Funds included in this report. Because none of the Funds have been in operation for five calendar years, the information shown for each Fund is for each full calendar quarter completed after the Fund’s inception date through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

CSOP FTSE China A50 ETF
Period Covered: October 1, 2016 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	2	1.74
Greater than 1.0% and Less than 1.5%	3	2.61
Greater than 0.5% and Less than 1.0%	23	20.00
Between 0.5% and -0.5%	57	49.56
Less than -0.5%	30	26.09
Total	115	100.00%

CSOP MSCI China A International Hedged ETF
Period Covered: October 1, 2016 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00
Greater than 1.0% and Less than 1.5%	0	0.00
Greater than 0.5% and Less than 1.0%	0	0.00
Between 0.5% and -0.5%	14	66.67
Less than -0.5%	7	33.33
Total	21	100.00%

SUPPLEMENTAL INFORMATION (unaudited) (concluded)

CSOP China CSI 300A-H Dynamic ETF
Period Covered: October 1, 2016 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00
Greater than 1.0% and Less than 1.5%	0	0.00
Greater than 0.5% and Less than 1.0%	5	15.62
Between 0.5% and -0.5%	23	71.88
Less than -0.5%	4	12.50
Total	32	100.00%

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Funds’ distributor, investment adviser, custodian, transfer agent and administrator. The day-to-day operations of the Funds are carried out by the Funds’ Investment Adviser, CSOP.

The names of the Trustees and officers of the Trust, together with information as to their principal business occupations, are set forth below. The officers of the Trust are employees of organizations that provide services to the Funds. The Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, is indicated by a double asterisk.

Name, Address and Age(1)	Position with Trust and Length of Term(2)	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustees
Chen Ding** (Born: 1969)	Trustee (Since 2015)(4)	CEO of CSOP Asset Management Limited (2008 – present)	3	CSOP Asset Management Limited (2008 – present); Chinese Asset Management Association of HK Limited (2013 – present); Chinese Securities Association of HK (2013 – present); Source CSOP Markets plc (2013 – present); CSOP Alternative Funds plc (2014 – 2016); CSOP Investment Funds plc (2015 – present); Alternative Value Investments Limited (2016 – present); Famous Dragon Capital Limited (2016 – present); The Hong Kong Chinese Enterprises Association (2015 – present); Chinese Financial Association of Hong Kong (2015 – present).
Independent Trustees
Karl-Otto Hartmann (Born: 1955)	Trustee (Since 2015)	Founder and CEO of IntelliMagic LLC consulting practice (2005 – present); CEO of 40Act.com, LLC (2012 – present); Adjunct professor at Suffolk University School of Law (2007 – present)	3	Horizons ETF Trust (2014 – present); FocusShares Trust (2007 – 2012); The Thirty-Eight Hundred Fund, LLC (2008 – 2012).
Chia Ling Chen (Born: 1970)	Trustee (Since 2015)	CEO of China Asset Management (Hong Kong) Limited (2009 – 2014)	3	Chyang Sheng Dyeing & Finishing Co., Ltd. (2015 – present); China Aircraft Leasing Group Holdings Limited (2016 – present).

(1)	Unless otherwise noted, the business address of each Trustee is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong.
(2)	Each Trustee shall serve until death, resignation or removal.
(3)	The term “Fund Complex” refers to CSOP ETF Trust.
(4)	Ms. Ding may be deemed to be an “interested” person of the Funds, as that term is defined in the 1940 Act, by virtue of her affiliation with the Adviser and/or its affiliates.

TRUSTEES AND OFFICERS OF THE TRUST (unaudited) (concluded)

Name, Address and Age(1)	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Chen Ding (Born: 1969)	President (Since 2015); and Principal Executive Officer (Since 2016)	CEO, CSOP Asset Management Limited (2008 – present)
Michelle Wong (Born: 1980)	Secretary (Since 2015)	Executive Director, General Counsel and CCO, CSOP Asset Management Ltd. (2016 – present); Director, China Southern Dragon Dynamic Multi Strategy Fund SPC (2017 – present); Director, China Southern Dragon Dynamic Fund (2016 – present); Director, CSOP Simpleway Multi Strategy Fund SPC (2016 – present); Director, General Counsel and CCO, CSOP Asset Management Ltd. (2015 – 2016); Director, Legal Counsel, CSOP Asset Management Ltd. (2014 – 2015); Assistant Solicitor, Reed Smith Richards Butler (2009 – 2014).
Monique Labbe (Born: 1973)	Principal Financial Officer and Treasurer (Since 2015)	Fund Principal Financial Officer, Foreside Fund Management Services, LLC (2014 – present); Principal/Assistant Vice President, State Street Global Advisors (2012 – 2014); Director/Assistant Vice President, State Street Corporation (2005 – 2012)
Patrick J. Keniston, Esq. (Born: 1964)	Chief Compliance Officer (Since 2015)	Managing Director of Foreside Fund Officer Services, LLC (October 2008 – present)

(1)	The business address of Mses. Chen Ding and Michelle Wong is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. The business address of Ms. Monique Labbe is 10 High Street, Suite 302, Boston, MA 02110. The business address of Mr. Patrick J. Keniston is 3 Canal Plaza, Portland, ME 04101.
(2)	Each officer shall serve until death, resignation or removal.

DISCLAIMERS (unaudited)

CSOP FTSE China A50 ETF

FTSE International Limited (“FTSE”) is not affiliated with the Trust, the Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

FTSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGIES OR ANY DATA INCLUDED HEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FURTHERMORE, CSOP FTSE CHINA A50 ETF IS NOT IN ANY WAY SPONSORED, ENDORSED, SOLD OR PROMOTED BY FTSE OR THE LONDON STOCK EXCHANGE GROUP (“LSEG”) COMPANIES (TOGETHER, THE “LICENSOR PARTIES”), AND NONE OF THE LICENSOR PARTIES MAKE ANY CLAIM, PREDICTION, WARRANTY OR REPRESENTATION WHATSOEVER, EXPRESSLY OR IMPLIEDLY, AS TO ANY OF: (I) THE RESULTS TO BE OBTAINED FROM THE USE OF THE FTSE CHINA A50 NET TOTAL RETURN INDEX (THE “INDEX”) (UPON WHICH THE FUND IS BASED); (II) THE FIGURE AT WHICH THE INDEX IS SAID TO STAND AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE; OR (III) THE SUITABILITY OF THE INDEX FOR THE PURPOSE TO WHICH IT IS BEING PUT IN CONNECTION WITH THE FUND. NONE OF THE LICENSOR PARTIES HAVE PROVIDED OR WILL PROVIDE ANY FINANCIAL OR INVESTMENT ADVICE OR RECOMMENDATION IN RELATION TO THE INDEX TO THE ADVISER OR ITS CLIENTS. THE INDEX IS CALCULATED BY FTSE OR ITS AGENT. NONE OF THE LICENSOR PARTIES SHALL BE (A) LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR IN THE INDEX OR (B) UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.

ALL RIGHTS IN THE INDEX VEST IN FTSE. “FTSE” IS A TRADEMARK OF LSEG, AND IS USED BY FTSE UNDER LICENSE.

CSOP MSCI China A International Hedge ETF & CSOP China CSI 300 A-H Dynamic ETF

MSCI Inc. (“MSCI”) is not affiliated with the Trust, the Adviser, the Funds’ administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

THE CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI, ANY OF ITS AFFILIATES, OR ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDICES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE ADVISER. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR 34 ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE FUND OR THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDICES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE FUND ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDICES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS

OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NO PURCHASER, SELLER OR HOLDER OF THIS SECURITY, PRODUCT OR FUND, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY MSCI TRADE NAME, TRADEMARK OR SERVICE MARK TO SPONSOR, ENDORSE, MARKET OR PROMOTE THIS SECURITY WITHOUT FIRST CONTACT MSCI TO DETERMINE WHETHER MSCI’S PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH MSCI WITHOUT THE PRIOR WRITTEN PERMISSION OF MSCI.

THE CSI 300 SMART INDEX (THE “INDEX”) IS COMPILED AND CALCULATED BY CHINA SECURITIES INDEX CO., LTD. (“CSI”) ALL COPYRIGHTS IN THE INDEX VALUES AND CONSTITUENT LIST VEST IN CSI. CSI WILL APPLY ALL NECESSARY MEANS TO ENSURE THE ACCURACY OF THE INDEX. HOWEVER, CSI DOES NOT GUARANTEE ITS INSTANTANEITY, COMPLETENESS OR ACCURACY, NOR SHALL IT BE LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR IN THE INDEX OR UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.

CSOP ETF TRUST

Investment Adviser

CSOP Asset Management Limited
2801-2803, Two Exchange Square, 8 Connaught Place
Central, Hong Kong

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.

(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CSOP ETF Trust

By: (Signature and Title)

/s/ Ding Chen

Ding Chen

Title:  President (Principal Executive Officer)

Date: June 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Ding Chen

Ding Chen

Title: President (Principal Executive Officer)

Date: June 1, 2017

By: (Signature and Title)

/s/ Monique Labbe

Monique Labbe

Title: Treasurer (Principal Financial Officer)

Date: June 1, 2017